Fair value of financial assets and liabilities - Income or expense from financial instruments by category (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	₩ 903,451	₩ 481,202	₩ 656,081
Financial assets at FVTOCI	964,781	637,396	435,400
Securities at amortized cost	776,964	512,095	324,256
Loans and other financial assets at amortized cost	17,609,882	13,193,428	9,191,868
Financial liabilities at amortized cost	(11,885,880)	(5,948,183)	(2,899,387)
Net derivatives (Designated for hedging)	15,678	78,822	72,493
Total	8,384,876	8,954,760	7,780,711
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	192,094	106,698	45,803
Financial assets at FVTOCI	999,407	632,615	381,814
Securities at amortized cost	782,513	515,246	324,920
Loans and other financial assets at amortized cost	18,667,540	13,399,990	9,142,212
Financial liabilities at amortized cost	(11,887,127)	(5,950,277)	(2,901,592)
Net derivatives (Designated for hedging)	0	0	0
Total	8,754,427	8,704,272	6,993,157
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	514	(134)	(156)
Financial assets at FVTOCI	1,621	1,606	1,343
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	578,387	600,902	494,296
Financial liabilities at amortized cost	1,247	2,094	2,205
Net derivatives (Designated for hedging)	0	0	0
Total	581,769	604,468	497,688
Reversal (provision) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0	0	0
Financial assets at FVTOCI	(16,542)	827	(4,909)
Securities at amortized cost	(5,549)	(3,151)	(664)
Loans and other financial assets at amortized cost	(1,839,987)	(881,668)	(551,957)
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	(1,862,078)	(883,992)	(557,530)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	488,486	238,502	325,751
Financial assets at FVTOCI	(37,641)	(21,498)	32,624
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	203,942	74,204	107,317
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	15,678	78,822	72,493
Total	670,465	370,030	538,185
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	222,357	136,136	284,683
Financial assets at FVTOCI	17,936	23,846	24,528
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	0	0	0
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	₩ 240,293	₩ 159,982	₩ 309,211